Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2010
Registrant Name	dei_EntityRegistrantName	DREYFUS PREMIER WORLDWIDE GROWTH FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000897569
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 18, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug. 18, 2011
DREYFUS WORLDWIDE GROWTH FUND (Prospectus Summary) | DREYFUS WORLDWIDE GROWTH FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGROX
DREYFUS WORLDWIDE GROWTH FUND (Prospectus Summary) | DREYFUS WORLDWIDE GROWTH FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGWBX
DREYFUS WORLDWIDE GROWTH FUND (Prospectus Summary) | DREYFUS WORLDWIDE GROWTH FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGRCX
DREYFUS WORLDWIDE GROWTH FUND (Prospectus Summary) | DREYFUS WORLDWIDE GROWTH FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DPWRX